Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of defined benefit plans [line items]
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 2,010	$ 2,072	$ 2,012	$ 4,082	$ 3,975
Pension plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	48		53	96	105
Net interest (income) expense on net defined benefit (asset) liability	(4)		(2)	(9)	(4)
Past service income				(5)
Administrative expenses	1		1	2	2
Benefits expense	45		52	84	103
Defined contribution expense	36		31	90	90
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	107		107	221	237
Pension plans [member] | Canada and Quebec [member]
Disclosure of defined benefit plans [line items]
Defined contribution expense	26		24	47	44
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	3		8	5	15
Net interest (income) expense on net defined benefit (asset) liability	9		11	19	23
Benefits expense	12		19	24	38
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 12		$ 19	$ 24	$ 38